LEASE LIABILITY (Tables)	12 Months Ended
Jun. 30, 2021
LEASE LIABILITY
Lease obligations
Balance, June 30, 2019	-
Additions	2,631,837
Interest expense	46,171
Lease payments	(95,524)
Balance, June 30, 2020	2,582,484
Additions	922,395
Acquisition of a subisidiary	101,333
Interest expense	223,798
Lease payments	(501,365)
Balance, June 30, 2021	3,328,645

Allocated as:
	As at June 30, 2021 $	As at June 30, 2020 $

Current	438,856	253,205
Long-term	2,889,789	2,329,279
Total	3,328,645	2,582,484

Schedule of contractual undiscounted cash flows for lease obligations
$
Less than one year	712,733
One to five years	2,703,948
More than five years	736,094
Total undiscounted lease obligation	4,152,775